Legal Proceedings

Several lawsuits have been filed relating to Hussman Strategic Growth Fund’s investment in Tribune Company common stock in connection with Tribune Company’s Chapter 11 bankruptcy. The lawsuits stem from a leveraged buyout by which Tribune Company converted to a privately-held company in 2007. The Registrant, Hussman Strategic Growth Fund and Hussman Strategic Advisors, Inc. (the “Hussman Entities”) were named as defendants and putative members of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware in 2010. That action was subsequently transferred to the U.S. District Court for the Southern District of New York by order of the Judicial Panel on Multidistrict Litigation, and Marc S. Kirschner, the Litigation Trustee for the Tribune Litigation Trust, became successor plaintiff to the Creditors Committee on December 31, 2012, the effective date of Tribune Company’s plan of reorganization. The Registrant and Hussman Strategic Growth Fund were also named as defendants in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the Southern District of Ohio in 2011. Hussman Strategic Growth Fund and Hussman Strategic Advisors, Inc. were named as defendants in a similar action in the U.S. District Court for the District of Maryland in 2011. Both of those actions have been transferred to the U.S. District Court for the Southern District of New York for coordinated proceedings with many other similar lawsuits brought by individual creditors against former Tribune Company shareholders and the action currently prosecuted by the Tribune Litigation Trustee. The Registrant, Hussman Strategic Growth Fund and Hussman Strategic Advisors, Inc. may also be putative defendant class members in some of these actions. The plaintiffs in all these lawsuits seek to recover amounts paid to shareholders of Tribune Company in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

An omnibus motion to dismiss the actions filed by the individual creditors (the “Individual Creditor Actions”), but not the action prosecuted by the Litigation Trustee for the Tribune Litigation Trust (the “Litigation Trustee Action”), was filed in November 2012. On September 23, 2013, the U.S. District Court Judge issued a decision and order dismissing the Individual Creditor Actions in full. The plaintiffs in those actions appealed that decision to the U.S. Court of Appeals for the Second Circuit and certain shareholder defendants, including each of the Hussman Entities, cross-appealed. The Second Circuit heard oral argument on November 5, 2014 and issued a unanimous decision affirming the District Court’s decision on March 29, 2016. A petition of the individual creditors for rehearing or rehearing en banc was denied by the Second Circuit on July 22, 2016. The individual creditors filed a petition for a writ of certiorari in the United States Supreme Court on September 9, 2016, seeking Supreme Court review of the Second Circuit decision.

On April 10, 2018, the plaintiffs in the Individual Creditor Actions filed a motion requesting that the Second Circuit recall its mandate, vacate its prior decision, and remand the actions to the District Court for further proceedings in light of the Supreme Court’s decision in Merit Management Group, LP v. FTI Consulting, Inc., No. 16-784 (U.S.) (“Merit Management”). The Second Circuit issued an order recalling the mandate “in anticipation of further panel review,” but on December 19, 2019 reaffirmed its prior decision. On February 6, 2020, Second Circuit denied a petition of the individual creditor plaintiffs for rehearing or rehearing en banc by the Second Circuit, and on July 6, 2020, the plaintiffs filed a new petition for a writ of certiorari in the Supreme Court. The Supreme Court denied the individual creditor plaintiffs’ new petition for a writ of certiorari in April 2021, and, as a result, the Second Circuit’s decision to dismiss the Individual Creditor Actions will stand.

On August 2, 2013, with the District Court’s permission, the Litigation Trustee filed an amended complaint in the Litigation Trustee Action that named Hussman Strategic Growth Fund as one of the class representatives for the putative class of shareholder defendants. A global motion to dismiss this action was filed on behalf of all shareholder defendants on May 23, 2014 and the District Court issued an opinion and order granting the motion to dismiss on January 6, 2017. The Litigation Trustee noticed an appeal from the District Court’s decision on July 15, 2019.

On July 18, 2017, the Litigation Trustee requested a pre-motion conference in the District Court on a proposed motion to amend his complaint in the Litigation Trustee Action to add a claim for constructive fraudulent conveyance against the shareholder defendants based on the Supreme Court’s decision in Merit Management. Although the District Court denied the Litigation Trustee’s motion to amend its complaint on August 24, 2017, that denial was without prejudice and the Litigation Trustee renewed the motion to amend on March 8, 2018, based on the Supreme Court’s decision in Merit Management. The District Court denied the Litigation Trustee’s renewed motion to amend on April 23, 2019, and the Litigation Trustee noticed an appeal from the District Court’s decision on July 15, 2019. That appeal was consolidated with the Litigation Trustee’s appeal of the District Court’s dismissal of the actual fraudulent transfer claims. On August 20, 2021, the Second Circuit affirmed the District Court’s decisions in both appeals.

The lawsuits allege no misconduct by the Hussman Entities, and each of them intends to defend itself vigorously in the lawsuits. Although the outcome of these proceedings cannot be predicted, the adverse impact to Hussman Strategic Growth Fund is not expected to exceed materially the value of the proceeds received by Hussman Strategic Growth Fund in connection with the leveraged buyout, which was $29,432,814 (representing, as of June 30, 2021, approximately 7.1% of Hussman Strategic Growth Fund’s net assets), plus interest. If the proceedings are decided or settled in a manner adverse to Hussman Strategic Growth Fund, the payment of judgments or settlements by Hussman Strategic Growth Fund in connection with the proceedings could have a material adverse effect on its net asset value per share.